Summary of Significant Accounting Policies - Summary of Net Revenues (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total net revenues	$ 10,914	$ 6,408	$ 8,911	$ 13,928
Media Agency Revenues [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total net revenues	9,926	6,197	8,404	13,887
SaaS Revenues [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total net revenues	$ 988	$ 211	$ 507	$ 41